Total
U.S. Focus Real Estate Portfolio
U.S. Focus Real Estate Portfolio

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

U.S. Focus Real Estate Portfolio
(the "Fund")

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Focus Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U.S. Focus Real Estate Portfolio		Class I	Class A	Class C	Class R6
Advisory Fee	[1]	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	1.00%	none
Other Expenses		6.76%	10.96%	10.99%	10.95%
Total Annual Fund Operating Expenses	[2]	7.36%	11.81%	12.59%	11.55%
Fee Waiver and/or Expense Reimbursement	[2]	6.61%	10.71%	10.74%	10.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.75%	1.10%	1.85%	0.70%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I, 1.10% for Class A, 1.85% for Class C and 0.70% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

The Example tables under the section of the Prospectus entitled "Fund Summary—U.S. Focus Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares
Expense Example - U.S. Focus Real Estate Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	77	1,575	3,004	6,291
Class A	631	2,801	4,685	8,381
Class C	288	2,592	4,645	8,484
Class R6	72	2,326	4,294	8,192

If You HELD Your Shares
Expense Example No Redemption - U.S. Focus Real Estate Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	77	1,575	3,004	6,291
Class A	631	2,801	4,685	8,381
Class C	188	2,592	4,645	8,484
Class R6	72	2,326	4,294	8,192

Please retain this supplement for future reference.